Fair Value Measurements - Summary Of Fair Value, Measured On Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account	$ 175,987,897	$ 175,950,325
Fair Value, Inputs, Level 1 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	9,918,750	0
Fair Value, Inputs, Level 1 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	0	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Investments held in Trust Account	0	0
Fair Value, Inputs, Level 2 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	0	0
Fair Value, Inputs, Level 2 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	8,251,250	0
Fair Value, Inputs, Level 3 [Member]
Assets:
Investments held in Trust Account	0	0
Liabilities:
Derivative warrant liabilities		15,871,750
Fair Value, Inputs, Level 3 [Member] | Public Warrants [Member]
Liabilities:
Derivative warrant liabilities	0	8,625,000
Fair Value, Inputs, Level 3 [Member] | Private Warrants [Member]
Liabilities:
Derivative warrant liabilities	$ 0	$ 7,246,750